Income Tax - Narrative (Details) - ARS ($) $ in Thousands										12 Months Ended
	Nov. 19, 2024	Aug. 23, 2024	Jul. 04, 2024	Dec. 27, 2023	Oct. 18, 2023	Jul. 12, 2023	Apr. 19, 2023	Feb. 27, 2023	Aug. 21, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of deferred taxes [Line Items]
Effective tax rate										17.00%	50.00%	(5.00%)
Income tax corporate rate										35.00%	30.00%	25.00%		15.00%	30.00%	55.00%
Consumer price index										1
Income taxes refund	$ 647,945	$ 477,730	$ 291,537	$ 264,257	$ 1,852,294	$ 647,946	$ 150,081	$ 2,375,465	$ 4,528,453	$ 2,898,298	$ 2,491,499		$ 309,000
Tax rate effect from change in tax rate													100.00%
Income tax inflation rate adjustment																$ 3,239,760	$ 1,021,519	$ 1,185,800
Income tax expense										$ 76,264,805	$ 339,863,041	$ (17,114,200)							$ 555,002	$ 647,945	$ 264,257
Received of adjustments for current tax of prior period				1,037,484
Refund of prior period tax with interest	$ 2,226,229			$ 773,227
December 31, 2020
Disclosure of deferred taxes [Line Items]
Adjustment in nominal values in income tax expense													$ 5,817,000
December 31, 2020 | Inflation adjustment
Disclosure of deferred taxes [Line Items]
Income tax expense													784,000
December 31, 2020 | Inflation adjustment | Deferred Tax Assets
Disclosure of deferred taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)													5,033,000
December 31, 2021
Disclosure of deferred taxes [Line Items]
Adjustment in nominal values in income tax expense													113,217,279
December 31, 2021 | Inflation adjustment
Disclosure of deferred taxes [Line Items]
Adjustments for deferred tax of prior periods													12,865,981
December 31, 2021 | Inflation adjustment | Deferred Tax Assets
Disclosure of deferred taxes [Line Items]
Increase (decrease) in deferred tax liability (asset)													$ 100,351,307